Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Realized federal and state income tax credits on investments	$ 883,000,000	$ 756,000,000	$ 713,000,000
Amortization expense recorded in tax expense on tax-advantaged investments	482,000,000	278,000,000	228,000,000
Amortization expense recognized in other noninterest expense on tax-advantaged investments	523,000,000	528,000,000	546,000,000
Assets related to community development and tax-advantaged investment entities VIEs	7,100,000,000	5,600,000,000
Liabilities related to community development and tax-advantaged investment entities VIEs	5,200,000,000	4,000,000,000
Held-to-maturity investment securities related to the conduit, in balance sheet	144,000,000	202,000,000
Available-for-sale securities related to the tender option bond program	5,300,000,000	5,400,000,000
Short-term borrowings related to tender option bond program	5,000,000,000	5,300,000,000
Investment in an unconsolidated VIE of bottom of range	1,000,000	1,000,000
Investment in an unconsolidated VIE of top of range	58,000,000	37,000,000
Aggregate amount of investments in unconsolidated VIEs	1,900,000,000	1,800,000,000
Unfunded capital commitments related to unconsolidated VIEs	1,300,000,000	965,000,000
Company's maximum exposure to unconsolidated VIEs, including any tax implications	5,200,000,000	4,800,000,000
Company's maximum exposure to loss related to community development tax-advantaged investments	1,800,000,000	1,800,000,000
Company's maximum exposure previously recorded tax credits	$ 3,300,000,000	$ 3,000,000,000